Pension and Postretirement Benefit Plans	12 Months Ended
Dec. 31, 2013
Pension and Postretirement Benefit Plans
Pension and Postretirement Benefit Plans

NOTE 10. Pension and Postretirement Benefit Plans

3M has company-sponsored retirement plans covering substantially all U.S. employees and many employees outside the United States. In total, 3M has over 80 defined benefit plans in 25 countries. Pension benefits associated with these plans generally are based on each participant's years of service, compensation, and age at retirement or termination. The primary U.S. defined-benefit pension plan was closed to new participants effective January 1, 2009. The Company also provides certain postretirement health care and life insurance benefits for substantially all of its U.S. employees who reach retirement age while employed by the Company. Most international employees and retirees are covered by government health care programs. The cost of company-provided postretirement health care plans for international employees is not material and is combined with U.S. amounts in the tables that follow.

The Company also sponsors employee savings plans under Section 401(k) of the Internal Revenue Code. These plans are offered to substantially all regular U.S. employees. Effective January 1, 2010, substantially all Company contributions to the plans are made in cash. For substantially all employees hired prior to January 1, 2009, employee

401(k) contributions of up to 6% of eligible compensation are matched at rates of 60% or 75%, depending on the plan the employee participated in. Employees hired on or after January 1, 2009 receive a cash match of 100% for employee 401(k) contributions of up to 6% of eligible compensation and also receive an employer retirement income account cash contribution of 3% of the participant's total eligible compensation. All contributions are invested in a number of investment funds pursuant to the employees' elections. Employer contributions to the U.S. plans were $136 million, $124 million and $109 million for 2013, 2012 and 2011, respectively. 3M subsidiaries in various international countries also participate in defined contribution plans. Employer contributions to the international plans were $71 million, $58 million and $54 million for 2013, 2012 and 2011, respectively.

The Company's defined benefit pension funding policy is to deposit with independent trustees amounts allowable by law. Trust funds and deposits with insurance companies are maintained to provide pension benefits to plan participants and their beneficiaries. There are no plan assets in the non-qualified plan due to its nature. For its U.S. postretirement health care and life insurance benefit plans, the Company has set aside amounts at least equal to annual benefit payments with an independent trustee.

In August 2006, the Pension Protection Act (PPA) was signed into law in the U.S. The PPA transition rules increased the funding target for defined benefit pension plans to 100% of the target liability by 2011. 3M's primary U.S. qualified defined benefit plan does not have a mandatory cash contribution because the Company has a significant credit balance from previous discretionary contributions that can be applied to any PPA funding requirements.

In the fourth quarter of 2010, the Company made further changes to its U.S. postretirement benefit plans. As a result of these changes, the Company will transition all current and future retirees to the savings account benefits-based plan announced in 2008. These changes became effective beginning January 1, 2013, for all Medicare eligible retirees and their Medicare eligible dependents and will become effective beginning January 1, 2015, for all non-Medicare eligible retirees and their eligible dependents.

In December 2011, the Company began offering a voluntary early retirement incentive program to certain eligible participants of its U.S. pension plans who meet age and years of pension service requirements. The eligible participants who accepted the offer and retired on February 1, 2012 received an enhanced pension benefit. Pension benefits were enhanced by adding one additional year of pension service and one additional year of age for certain benefit calculations. 616 participants accepted the offer and retired on February 1, 2012. As a result, the Company incurred a $26 million charge related to these special termination benefits in the first quarter of 2012.

Effective July 1, 2012, 3M Canada closed its pension plans for salaried employees to new participants. The change did not trigger a plan remeasurement and therefore there is no immediate impact to the liability and expense.

3M was informed during the first quarter of 2009 that the general partners of WG Trading Company, in which 3M's benefit plans hold limited partnership interests, are the subject of a criminal investigation as well as civil proceedings by the SEC and CFTC (Commodity Futures Trading Commission). In March 2011, over the objections of 3M and six other limited partners of WG Trading Company, the district court judge ruled in favor of the court appointed receiver's proposed distribution plan (and in April 2013, the United States Court of Appeals for the Second Circuit affirmed the district court's ruling). The benefit plan trustee holdings of WG Trading Company interests were adjusted to reflect the decreased estimated fair market value, inclusive of estimated insurance proceeds, as of the annual measurement dates. The Company has insurance that it believes, based on what is currently known, will result in the probable recovery of a portion of the decrease in original asset value. As of the 2013 measurement date these holdings represented less than one percent of 3M's fair value of total plan assets. 3M currently believes that the resolution of these events will not have a material adverse effect on the consolidated financial position of the Company.

The following tables include a reconciliation of the beginning and ending balances of the benefit obligation and the fair value of plan assets as well as a summary of the related amounts recognized in the Company's consolidated balance sheet as of December 31 of the respective years. 3M also has certain non-qualified unfunded pension and postretirement benefit plans, inclusive of plans related to supplement/excess benefits for employees impacted by particular relocations and other matters, that individually and in the aggregate are not significant and which are not included in the tables that follow. The obligations for these plans are included within other liabilities in the Company's consolidated balance sheet and aggregated less than $30 million as of December 31, 2013 and approximately $40 million as of December 30, 2012. Due to the growth in one of the U.S. non-qualified unfunded pension plans it has been added to the schedules below as of December 31, 2013.

	Qualified and Non-qualified
	Pension Benefits					Postretirement
	United States			International		Benefits
(Millions)	2013	2012	`	2013	2012	2013	2012
Change in benefit obligation
Benefit obligation at beginning of year	$14,830	$14,499		$6,414	$5,332	$2,205	$2,108
Acquisitions/Transfers in	15	11		―	26	―	―
Service cost	258	254		147	124	80	78
Interest cost	598	587		238	247	88	86
Participant contributions	―	―		8	5	30	52
Foreign exchange rate changes	―	―		(79)	83	(13)	(2)
Plan amendments	―	―		3	(7)	(20)	―
Actuarial (gain) loss	(986)	179		(163)	882	(225)	31
Medicare Part D Reimbursement	―	―		―	―	2	8
Benefit payments	(747)	(726)		(222)	(278)	(130)	(156)
Settlements, curtailments, special
termination benefits and other	(1)	26		―	―	―	―
Benefit obligation at end of year	$13,967	$14,830		$6,346	$6,414	$2,017	$2,205
Change in plan assets
Fair value of plan assets at
beginning of year	$13,781	$12,102		$5,222	$4,643	$1,321	$1,209
Acquisitions	―	8		―	―	―	―
Actual return on plan assets	803	1,645		421	463	178	149
Company contributions	53	752		423	327	6	67
Participant contributions	―	―		8	5	30	52
Foreign exchange rate changes	―	―		(94)	62	―	―
Benefit payments	(747)	(726)		(222)	(278)	(130)	(156)
Settlements, curtailments, special
termination benefits and other	(1)	―		―	―	―	―
Fair value of plan assets at end of year	$13,889	$13,781		$5,758	$5,222	$1,405	$1,321
Funded status at end of year	$(78)	$(1,049)		$(588)	$(1,192)	$(612)	$(884)

	Qualified and Non-qualified
	Pension Benefits					Postretirement
	United States			International		Benefits
(Millions)	2013	2012		2013	2012	2013		2012
Amounts recognized in the
Consolidated Balance Sheet as of
Dec. 31,
Non-current assets	$399	$	―	$178	$16	$	―	$	―
Accrued benefit cost
Current liabilities	(47)		(43)	(10)	(8)		(4)		(4)
Non-current liabilities	(430)		(1,006)	(756)	(1,200)		(608)		(880)
Ending balance	$(78)		$(1,049)	$(588)	$(1,192)		$(612)		$(884)

Amounts recognized in accumulated
other comprehensive income as of
Dec. 31,
Net transition obligation (asset)	$	―	$	―	$(4)	$(5)	$	―	$	―
Net actuarial loss (gain)		3,537		4,679	1,949	2,458		616		1,028
Prior service cost (credit)		20		24	(117)	(150)		(151)		(197)
Ending balance		$3,557		$4,703	$1,828	$2,303		$465		$831

The balance of amounts recognized for international plans in accumulated other comprehensive income as of December 31 in the preceding table are presented based on the foreign currency exchange rate on that date.

The pension accumulated benefit obligation represents the actuarial present value of benefits based on employee service and compensation as of the measurement date and does not include an assumption about future compensation levels. The accumulated benefit obligation of the U.S. pension plans was $13.357 billion and $14.127 billion at December 31, 2013 and 2012, respectively. The accumulated benefit obligation of the international pension plans was $5.825 billion and $5.942 billion at December 31, 2013 and 2012, respectively.

The following amounts relate to pension plans with accumulated benefit obligations in excess of plan assets as of December 31:

	Qualified and Non-qualified Pension Plans
	United States		International
(Millions)	2013	2012	2013	2012
Projected benefit obligation	$486	$505	$2,198	$5,122
Accumulated benefit obligation	463	492	1,960	4,808
Fair value of plan assets	9	8	1,547	4,038

Components of net periodic cost and other amounts recognized in other comprehensive income

Net periodic benefit cost is recorded in cost of sales, selling, general and administrative expenses, and research, development and related expenses. Components of net periodic benefit cost and other changes in plan assets and benefit obligations recognized in other comprehensive income for the years ended December 31 follow:

	Qualified and Non-qualified
	Pension Benefits											Postretirement
	United States						International					Benefits
(Millions)	2013		2012		2011		2013		2012		2011	2013		2012		2011
Net periodic benefit cost (benefit)
Service cost		$258		$254		$206		$147		$124	$124		$80		$78		$61
Interest cost		598		587		626		238		247	261		88		86		92
Expected return on plan assets		(1,046)		(992)		(927)		(291)		(295)	(289)		(90)		(84)		(77)
Amortization of transition
(asset) obligation		―		―		―		(1)		(1)	(2)		―		―		―
Amortization of prior service
cost (benefit)		5		5		11		(16)		(17)	(14)		(66)		(72)		(72)
Amortization of net actuarial (gain)
loss		399		470		334		153		122	116		95		108		102
Net periodic benefit cost (benefit)		$214		$324		$250		$230		$180	$196		$107		$116		$106
Settlements, curtailments, special
termination benefits and other		―		26		1		2		4	2		―		―		―
Net periodic benefit cost (benefit)
after settlements, curtailments,
special termination benefits
and other		$214		$350		$251		$232		$184	$198		$107		$116		$106
Other changes in plan assets and
benefit obligations recognized in
other comprehensive (income)
loss
Transition (asset) obligation	$	―	$	―	$	―	$	―	$	―	$(2)	$	―	$	―	$	―
Amortization of transition (asset)
obligation		―		―		―		1		1	2		―		―		―
Prior service cost (benefit)		―		―		8		3		(7)	(32)		(20)		―		―
Amortization of prior service cost
(benefit)		(5)		(5)		(11)		16		17	14		66		72		72
Net actuarial (gain) loss		(743)		(470)		1,976		(294)		707	315		(313)		(33)		212
Amortization of net actuarial (gain)
loss		(399)		(470)		(334)		(153)		(122)	(116)		(95)		(108)		(102)
Foreign currency		―		―		―		(47)		24	(17)		(2)		(1)		(2)
Total recognized in other
comprehensive (income) loss		$(1,147)		$(945)		$1,639		$(474)		$620	$164		$(364)		$(70)		$180
Total recognized in net periodic
benefit cost (benefit) and other
comprehensive (income) loss		$(933)		$(595)		$1,890		$(242)		$804	$362		$(257)		$46		$286

Amounts expected to be amortized from accumulated other comprehensive income into net periodic benefit costs over the next fiscal year

	Qualified and Non-qualified Pension Benefits
					Postretirement
(Millions)	United States	International	Benefits
Amortization of transition (asset) obligation	$1	$(1)	$	―
Amortization of prior service cost (benefit)	4	(16)		(48)
Amortization of net actuarial (gain) loss	242	123		57
Total amortization expected over the next fiscal year	$247	$106		$9

Weighted-average assumptions used to determine benefit obligations

	Qualified and Non-qualified Pension Benefits						Postretirement
	United States			International			Benefits
	2013	2012	2011	2013	2012	2011	2013	2012	2011

Discount rate	4.98%	4.14%	4.15%	4.02%	3.78%	4.58%	4.83%	4.00%	4.04%
Compensation rate
increase	4.00%	4.00%	4.00%	3.35%	3.31%	3.52%	N/A	N/A	N/A

The Company is in the process of transitioning all current and future retirees to the savings account benefits-based plan announced in 2008. The contributions provided by the Company to the health savings accounts increase three percent per year. Therefore, the Company no longer has material exposure to health care cost inflation.

Weighted-average assumptions used to determine net cost for years ended

	Qualified and Non-qualified Pension Benefits						Postretirement
	United States			International			Benefits
	2013	2012	2011	2013	2012	2011	2013	2012	2011

Discount rate	4.14%	4.15%	5.23%	3.78%	4.58%	5.04%	4.00%	4.04%	5.09%
Expected return
on assets	8.00%	8.25%	8.50%	5.87%	6.38%	6.58%	7.19%	7.30%	7.38%
Compensation rate
increase	4.00%	4.00%	4.00%	3.31%	3.52%	3.59%	N/A	N/A	N/A

The Company determines the discount rate used to measure plan liabilities as of the December 31 measurement date for the pension and postretirement benefit plans, which is also the date used for the related annual measurement assumptions. The discount rate reflects the current rate at which the associated liabilities could be effectively settled at the end of the year. The Company sets its rate to reflect the yield of a portfolio of high quality, fixed-income debt instruments that would produce cash flows sufficient in timing and amount to settle projected future benefits. Using this methodology, the Company determined a discount rate of 4.98% for pension and 4.83% for postretirement benefits to be appropriate for its U.S. plans as of December 31, 2013, which is an increase of 0.84 percentage points and 0.83 percentage points, respectively, from the rates used as of December 31, 2012. For the international pension and postretirement plans the discount rates also reflect the current rate at which the associated liabilities could be effectively settled at the end of the year. If the country has a deep market in corporate bonds the Company matches the expected cash flows from the plan either to a portfolio of bonds that generate sufficient cash flow or a notional yield curve generated from available bond information. In countries that do not have a deep market in corporate bonds, government bonds are considered with a risk premium to approximate corporate bond yields.

For the primary U.S. qualified pension plan, the Company's assumption for the expected return on plan assets was 8.00% in 2013. The Company is lowering the 2014 expected return on plan assets for its U.S. pension plan by 0.25 percentage points to 7.75%. This will increase the 2014 expected pension expense by approximately $34 million. Projected returns are based primarily on broad, publicly traded equity and fixed-income indices and forward-looking estimates of active portfolio and investment management. As of December 31, 2013, the Company's 2014 expected long-term rate of return on U.S. plan assets is based on an asset allocation assumption of 21% global equities, with an expected long-term rate of return of 7.5%; 16% private equities, with an expected long-term rate of return of 12.5%; 47% fixed-income securities, with an expected long-term rate of return of 4.5%; and 16% absolute return investments independent of traditional performance benchmarks, with an expected long term return of 6.00%. The Company expects additional positive return from active investment management. These assumptions result in an 7.75% expected rate of return on an annualized basis in 2014. The actual rate of return on plan assets in 2013 was 6.02%. In 2012 the plan earned a rate of return of 13.6% and in 2011 earned a return of 8.7%. The average annual actual return on the plan assets over the past 10 and 25 years has been 8.7% and 10.3%, respectively. Return on assets assumptions for international pension and other post-retirement benefit plans are calculated on a plan-by-plan basis using plan asset allocations and expected long-term rate of return assumptions.

During 2013, the Company contributed $476 million to its U.S. and international pension plans and $6 million to its postretirement plans. During 2012, the Company contributed $1.079 billion to its U.S. and international pension plans and $67 million to its postretirement plans. In 2014, the Company expects to contribute an amount in the range of $100 million to $200 million of cash to its U.S. and international retirement plans. The Company does not have a required minimum cash pension contribution obligation for its U.S. plans in 2014. Therefore, the amount of the anticipated discretionary contribution could vary significantly depending on the U.S. plans' funded status and the anticipated tax deductibility of the contribution. Future contributions will also depend on market conditions, interest rates and other factors.

Future Pension and Postretirement Benefit Payments

The following table provides the estimated pension and postretirement benefit payments that are payable from the plans to participants.

	Qualified and Non-qualified
	Pension Benefits		Postretirement
(Millions)	United States	International	Benefits
2014 Benefit Payments	$782	$225	$125
2015 Benefit Payments	810	236	135
2016 Benefit Payments	837	254	151
2017 Benefit Payments	861	259	151
2018 Benefit Payments	884	284	151
Following five years	4,729	1,658	775

Plan Asset Management

3M's investment strategy for its pension and postretirement plans is to manage the funds on a going-concern basis. The primary goal of the funds is to meet the obligations as required. The secondary goal is to earn the highest rate of return possible, without jeopardizing its primary goal, and without subjecting the Company to an undue amount of contribution rate volatility. Fund returns are used to help finance present and future obligations to the extent possible within actuarially determined funding limits and tax-determined asset limits, thus reducing the level of contributions 3M must make. The investment strategy has used long duration cash and derivative instruments to offset a significant portion of the interest rate sensitivity of U.S. pension liabilities. In addition, credit risk is managed through mandates for public securities and maximum issuer limits that are established and monitored on a regular basis.

Normally, 3M does not buy or sell any of its own stock as a direct investment for its pension and other postretirement benefit funds. However, due to external investment management of the funds, the plans may indirectly buy, sell or hold 3M stock. The aggregate amount of shares are not considered to be material relative to the aggregate fund percentages.

The discussion that follows references the fair value measurements of certain assets in terms of levels 1, 2 and 3. See Note 12 for descriptions of these levels. While the company believes the valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different estimate of fair value at the reporting date.

U.S. Pension Plans Assets

In order to achieve the investment objectives in the U.S. pension plans, the investment policy includes a target strategic asset allocation. The investment policy allows some tolerance around the target in recognition that market fluctuations and illiquidity of some investments may cause the allocation to a specific asset class to stray from the target allocation, potentially for long periods of time. Acceptable ranges have been designed to allow for deviation from long-term targets and to allow for the opportunity for tactical over- and under-weights. The portfolio will normally be rebalanced when the quarter-end asset allocation deviates from acceptable ranges. The allocation is reviewed regularly by the named fiduciary of the plans.

The fair values of the assets held by the U.S. pension plans by asset class are as follows:

	Fair Value Measurements Using Inputs Considered as												Fair Value at
(Millions)	Level 1				Level 2				Level 3				Dec. 31,
Asset Class	2013		2012		2013		2012		2013		2012		2013	2012
Equities
U.S. equities		$1,595		$1,662		$3		$11		$3		$5	$1,601	$1,678
Non-U.S. equities		1,324		1,332		1		―		―		―	1,325	1,332
Derivatives		―		―		―		5		―		―	―	5
EAFE index funds		―		―		―		250		―		―	―	250
Index funds		―		―		151		156		1		1	152	157
Long/short equity		―		―		―		―		460		477	460	477
Total Equities		$2,919		$2,994		$155		$422		$464		$483	$3,538	$3,899
Fixed Income
U.S. government securities		$908		$844		$601		$796	$	―	$	―	$1,509	$1,640
Non-U.S. government
securities		20		―		316		378		―		―	336	378
Preferred and convertible
securities		―		4		4		―		―		―	4	4
U.S. corporate bonds		14		196		2,046		1,249		―		―	2,060	1,445
Non-U.S. corporate bonds		―		―		412		286		―		―	412	286
Asset-backed securities		―		―		26		21		―		―	26	21
Collateralized mortgage
obligations		―		―		28		43		―		―	28	43
Private placements		―		―		251		164		2		2	253	166
Derivative instruments		(1)		―		6		76		―		―	5	76
Other		―		―		37		29		―		―	37	29
Total Fixed Income		$941		$1,044		$3,727		$3,042		$2		$2	$4,670	$4,088
Private Equity
Buyouts	$	―	$	―	$	―	$	―		$737		$662	$737	$662
Derivative instruments		―		―		―		―		(97)		(51)	(97)	(51)
Direct investments		―		―		―		―		467		129	467	129
Distressed debt		―		―		―		―		211		301	211	301
Growth equity		21		7		―		―		170		84	191	91
Mezzanine		―		―		―		―		83		82	83	82
Real estate		―		―		―		―		156		136	156	136
Secondary		―		―		―		―		152		166	152	166
Venture capital		―		―		―		―		548		627	548	627
Total Private Equity		$21		$7	$	―	$	―		$2,427		$2,136	$2,448	$2,143
Absolute Return
Hedge funds and hedge fund of
funds	$	―	$	―		$176		$833		$21		$664	$197	$1,497
Bank loan and other fixed
income funds		―		―		899		―		737		201	1,636	201
Total Absolute Return	$	―	$	―		$1,075		$833		$758		$865	$1,833	$1,698
Commodities	$	―	$	―		$88		$102	$	―		$107	$88	$209
Cash and Cash Equivalents		$301		$429		$1,017		$1,547	$	―	$	―	$1,318	$1,976
Total		$4,182		$4,474		$6,062		$5,946		$3,651		$3,593	$13,895	$14,013
Other items to reconcile to fair
value of plan assets													$(6)	$(232)
Fair value of plan assets													$13,889	$13,781

Publicly traded equities are valued at the closing price reported in the active market in which the individual securities are traded. Index funds, including Europe, Australasia, and Far East (EAFE) funds, are valued at the net asset value (NAV) as determined by the custodian of the fund. The NAV is based on the fair value of the underlying assets owned by the fund, minus its liabilities then divided by the number of units outstanding. Long/short equity interests are valued using the NAV as determined by the administrator or custodian of the fund.

Fixed income includes derivative instruments such as credit default swaps, interest rate swaps and futures contracts that are used to help manage risks. U.S. government and government agency bonds and notes are valued at the closing price reported in the active market in which the individual security is traded. Corporate bonds and notes, asset backed securities and collateralized mortgage obligations are valued at either the yields currently available on comparable securities of issuers with similar credit ratings or valued under a discounted cash flows approach that maximizes observable inputs, such as current yields of similar instruments, but includes adjustments for certain risks that may not be observable such as credit and liquidity risks. Private placements are valued by the custodian using recognized pricing services and sources. Swaps and derivative instruments are valued by the custodian using closing market swap curves and market derived inputs.

The private equity portfolio is a diversified mix of direct investments, derivative instruments and partnership interests including buyouts, distressed debt, growth equity, mezzanine, real estate and venture capital investments. Partnership interests are valued using the most recent general partner statement of fair value, updated for any subsequent partnership interests' cash flows or expected changes in fair value. Direct investments are equity co-investments in private companies and projects, the majority of which are power infrastructure investments, which are valued by an independent valuation agent.

Absolute return consists primarily of private partnership interests in hedge funds, hedge fund of funds and bank loan funds. Partnership interests are valued using the NAV as determined by the administrator or custodian of the fund. Hedge fund partnership interests, which have a redemption right and are past any lock-up redemption period, are classified as level 2. A hedge fund was restructured during 2012, extending the lock-up redemption period, and therefore was moved to level 3 during 2012.

Commodities consist of commodity-linked notes and commodity-linked derivative contracts designed to deliver investment returns similar to the Goldman Sachs Commodities Index (GSCI) or Dow Jones UBS Commodity index returns. Commodities are valued at closing prices determined by calculation agents for outstanding transactions.

Other items to reconcile to fair value of plan assets include the net of insurance receivables for WG Trading Company, interest receivables, amounts due for securities sold, amounts payable for securities purchased and interest payable.

The following table sets forth a summary of changes in the fair values of the U.S. pension plans' level 3 assets for the years ended December 31, 2013 and 2012:

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
	Equities	Fixed Income	Private Equity	Absolute Return	Commodities		Total
(Millions)
Beginning balance at Jan. 1, 2012	$442	$74	$2,062	$520		$105	$3,203
Net transfers into / (out of) level 3	―	(5)	―	472		―	467
Purchases, sales, issuances, and
settlements, net	(1)	(73)	(108)	(225)		―	(407)
Realized gain / (loss)	―	25	120	76		―	221
Change in unrealized gains / (losses)
relating to instruments sold during
the period	(1)	(19)	(3)	(49)		(1)	(73)
Change in unrealized gains / (losses)
relating to instruments still held at
the reporting date	43	―	65	71		3	182
Ending balance at Dec. 31, 2012	483	2	2,136	865		107	3,593
Net transfers into / (out of) level 3	―	―	―	―		―	―
Purchases, sales, issuances, and
settlements, net	(92)	―	54	(104)		(96)	(238)
Realized gain / (loss)	10	―	126	45		(1)	180
Change in unrealized gains / (losses)
relating to instruments sold during
the period	(5)	―	3	(30)		(10)	(42)
Change in unrealized gains / (losses)
relating to instruments still held at
the reporting date	68	―	108	(18)		―	158
Ending balance at Dec. 31, 2013	$464	$2	$2,427	$758	$	―	$3,651

International Pension Plans Assets

Outside the U.S., pension plan assets are typically managed by decentralized fiduciary committees. The disclosure below of asset categories is presented in aggregate for over 70 defined benefit plans in 24 countries; however, there is significant variation in policy asset allocation from country to country. Local regulations, local funding rules, and local financial and tax considerations are part of the funding and investment allocation process in each country. 3M's Treasury group provides standard funding and investment guidance to all international plans with more focused guidance to the larger plans.

Each plan has its own strategic asset allocation. The asset allocations are reviewed periodically and rebalanced when necessary.

The fair values of the assets held by the international pension plans by asset class are as follows:

	Fair Value Measurements Using Inputs Considered as												Fair Value at
(Millions)	Level 1				Level 2				Level 3				Dec. 31,
Asset Class	2013		2012		2013		2012		2013		2012		2013	2012
Equities
Growth equities		$733		$628		$190		$133	$	―	$	―	$923	$761
Value equities		653		468		14		23		―		―	667	491
Core equities		19		88		668		376		5		5	692	469
Total Equities		$1,405		$1,184		$872		$532		$5		$5	$2,282	$1,721
Fixed Income
Domestic government debt		$199		$297		$539		$694		$3	$	―	$741	$991
Foreign government debt		28		170		657		445		1		2	686	617
Corporate debt securities		1		―		638		630		20		18	659	648
Mortgage backed debt		―		―		75		31		―		―	75	31
Other debt obligations		―		―		391		268		13		16	404	284
Total Fixed Income		$228		$467		$2,300		$2,068		$37		$36	$2,565	$2,571
Private Equity
Private equity funds	$	―	$	―	$	―	$	―		$22		$22	$22	$22
Real estate		3		3		87		42		53		49	143	94
Total Private Equity		$3		$3		$87		$42		$75		$71	$165	$116
Absolute Return
Hedge funds	$	―	$	―		$62		$75		$56		$50	$118	$125
Insurance		―		―		―		―		492		433	492	433
Derivatives		2		―		3		20		―		―	5	20
Other		―		―		2		24		2		2	4	26
Total Absolute Return		$2	$	―		$67		$119		$550		$485	$619	$604
Cash and Cash Equivalents		$112		$211		$14		$21	$	―	$	―	$126	$232
Total		$1,750		$1,865		$3,340		$2,782		$667		$597	$5,757	$5,244
Other items to reconcile to fair
value of plan assets													$1	$(22)
Fair value of plan assets													$5,758	$5,222

Equities consist primarily of mandates in public equity securities managed to the Morgan Stanley Capital All Country World Index. Publicly traded equities are valued at the closing price reported in the active market in which the individual securities are traded.

Fixed Income investments include domestic and foreign government, corporate, mortgage backed and other debt. Governments, corporate bonds and notes and mortgage backed securities are valued at the closing price reported if traded on an active market or at yields currently available on comparable securities of issuers with similar credit ratings or valued under a discounted cash flow approach that maximizes observable inputs, such as current yields of similar instruments, but includes adjustments for certain risks that may not be observable such as credit and liquidity risks.

Private equity funds consist of both active and passive mandates. Partnership interests are valued using the most recent general partner statement of fair value, updated for any subsequent partnership interests' cash flows or expected changes in fair value. Real estate consists of property funds and REITS (Real Estate Investment Trusts). Property funds are valued using the most recent partnership statement of fair value, updated for any subsequent partnership interests' cash flows. REITS are valued at the closing price reported in the active market in which it is traded.

Absolute return consists of private partnership interests in hedge funds, insurance contracts, derivative instruments, hedge fund of funds, and bank loan funds. Insurance consists of insurance contracts, which are valued using cash surrender values which is the amount the plan would receive if the contract was cashed out at year end. Derivative instruments consist of interest rate swaps that are used to help manage risks. Hedge funds are valued at the NAV as determined by the independent administrator or custodian of the fund.

Other items to reconcile to fair value of plan assets include the net of interest receivables, amounts due for securities sold, amounts payable for securities purchased and interest payable.

The following table sets forth a summary of changes in the fair values of the international pension plans' level 3 assets for the years ended December 31, 2013 and 2012:

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
	Equities	Fixed Income	Private Equity	Absolute Return	Total
(Millions)
Beginning balance at Jan. 1, 2012	$5	$39	$67	$370	$481
Net transfers into / (out of) level 3	―	―	―	―	―
Foreign currency exchange	―	2	(4)	2	―
Purchases, sales, issuances, and
settlements, net	―	(2)	11	92	101
Realized gain / (loss)	―	―	―	―	―
Change in unrealized gains / (losses)
relating to instruments sold during
the period	―	―	―	―	―
Change in unrealized gains / (losses)
relating to instruments still held at
the reporting date	―	(3)	(3)	21	15
Ending balance at Dec. 31, 2012	5	36	71	485	597
Net transfers into / (out of) level 3	―	―	―	―	―
Foreign currency exchange	―	(2)	(1)	9	6
Purchases, sales, issuances, and
settlements, net	―	(2)	1	50	49
Realized gain / (loss)	―	―	2	―	2
Change in unrealized gains / (losses)
relating to instruments sold during
the period	―	―	―	1	1
Change in unrealized gains / (losses)
relating to instruments still held at
the reporting date	―	5	2	5	12
Ending balance at Dec. 31, 2013	$5	$37	$75	$550	$667

Postretirement Benefit Plans Assets

In order to achieve the investment objectives in the U.S. postretirement plan, the investment policy includes a target strategic asset allocation. The investment policy allows some tolerance around the target in recognition that market fluctuations and illiquidity of some investments may cause the allocation to a specific asset class to stray from the target allocation, potentially for long periods of time. Acceptable ranges have been designed to allow for deviation from long-term targets and to allow for the opportunity for tactical over- and under-weights. The portfolio will normally be rebalanced when the quarter-end asset allocation deviates from acceptable ranges. The allocation is reviewed regularly by the named fiduciary of the plan.

The fair values of the assets held by the postretirement benefit plans by asset class are as follows:

	Fair Value Measurements Using Inputs Considered as												Fair Value at
(Millions)	Level 1				Level 2				Level 3				Dec. 31,
Asset Class	2013		2012		2013		2012		2013		2012		2013	2012
Equities
U.S. equities		$552		$466	$	―	$	―	$	―	$	―	$552	$466
Non-U.S. equities		58		54		―		―		―		―	58	54
EAFE index funds		―		―		―		8		―		―	―	8
Index funds		―		―		44		42		―		―	44	42
Long/short equity		―		―		―		―		16		16	16	16
Total Equities		$610		$520		$44		$50		$16		$16	$670	$586
Fixed Income
U.S. government securities		$62		$63		$202		$217	$	―	$	―	$264	$280
Non-U.S. government
securities		1		―		14		16		―		―	15	16
U.S. corporate bonds		―		6		96		68		―		―	96	74
Non-U.S. corporate bonds		―		―		21		16		―		―	21	16
Asset-backed securities		―		―		9		6		―		―	9	6
Collateralized mortgage
obligations		―		―		5		4		―		―	5	4
Private placements		―		―		16		11		―		―	16	11
Derivative instruments		―		―		―		2		―		―	―	2
Other		―		―		1		1		―		―	1	1
Total Fixed Income		$63		$69		$364		$341	$	―	$	―	$427	$410
Private Equity
Buyouts	$	―	$	―	$	―	$	―		$58		$51	$58	$51
Derivative instruments		―		―		―		―		(3)		(2)	(3)	(2)
Direct investments		―		―		―		―		16		4	16	4
Distressed debt		―		―		―		―		7		11	7	11
Growth equity		1		―		―		―		6		3	7	3
Mezzanine		―		―		―		―		3		3	3	3
Real estate		―		―		―		―		5		4	5	4
Secondary		―		―		―		―		5		5	5	5
Venture capital		―		―		―		―		64		91	64	91
Total Private Equity		$1	$	―	$	―	$	―		$161		$170	$162	$170
Absolute Return
Hedge funds and hedge fund of
funds	$	―	$	―		$6		$27		$1		$21	$7	$48
Bank loan and other fixed
income funds		―		―		31		―		25		7	56	7
Total Absolute Return	$	―	$	―		$37		$27		$26		$28	$63	$55
Commodities	$	―	$	―		$3		$3	$	―		$4	$3	$7
Cash and Cash Equivalents		$35		$51		$34		$50	$	―	$	―	$69	$101
Total		$709		$640		$482		$471		$203		$218	$1,394	$1,329
Other items to reconcile to fair
value of plan assets													$11	$(8)
Fair value of plan assets													$1,405	$1,321

Publicly traded equities are valued at the closing price reported in the active market in which the individual securities are traded. Index funds are valued at the NAV as determined by the custodian of the fund. The NAV is based on the fair value of the underlying assets owned by the fund, minus its liabilities then divided by the number of units outstanding. Long/short equity interests are valued using the NAV as determined by the administrator or custodian of the fund.

Fixed income includes derivative investments such as credit default swaps, interest rate swaps and futures contracts that are used to help manage risks. U.S. government and government agency bonds and notes are valued at the closing price reported in the active market in which the individual security is traded. Corporate bonds and notes, asset backed securities and collateralized mortgage obligations are valued at either the yields currently available on comparable securities of issuers with similar credit ratings or valued under a discounted cash flow approach that maximizes observable inputs, such as current yields of similar instruments, but includes adjustments for certain risks that may not be observable such as credit and liquidity risks. Swaps and derivative instruments are valued by the custodian using market swap curves and market derived inputs.

The private equity portfolio is a diversified mix of direct investments, derivative instruments and partnership interests including buyouts, distressed debt, growth equity, mezzanine, real estate and venture capital investments. Partnership interests are valued using the most recent general partner statement of fair value, updated for any subsequent partnership interests' cash flows or expected changes in fair value. Direct investments are equity co-investments in private companies and projects, the majority of which are power infrastructure investments, which are valued by an independent valuation agent.

Absolute return primarily consists of private partnership interests in hedge funds, hedge fund of funds and bank loan funds. Partnership interests are valued using the NAV as determined by the independent administrator or custodian of the fund.

Commodities consist of commodity-linked notes and commodity-linked derivative contracts designed to deliver investment returns similar to the GSCI or Dow Jones UBS Commodity index returns. Commodities are valued at closing prices determined by calculation agents for outstanding transactions.

Other items to reconcile to fair value of plan assets include the net of interest receivables, amounts due for securities sold, foreign currency fluctuations, amounts payable for securities purchased and interest payable.

The following table sets forth a summary of changes in the fair values of the postretirement plans' level 3 assets for the years ended December 31, 2013 and 2012:

	Fair Value Measurement Using Significant Unobservable Inputs (Level 3)
	Equities	Fixed Income		Private Equity	Absolute Return	Commodities		Total
(Millions)
Beginning balance at Jan. 1, 2012	$14		$2	$187	$17		$4	$224
Net transfers into / (out of) level 3	―		―	―	15		―	15
Purchases, sales, issuances, and
settlements, net	―		(2)	(27)	(7)		―	(36)
Realized gain / (loss)	―		1	11	2		―	14
Change in unrealized gains / (losses)
relating to instruments sold during
the period	―		(1)	(4)	(1)		―	(6)
Change in unrealized gains / (losses)
relating to instruments still held at
the reporting date	2		―	3	2		―	7
Ending balance at Dec. 31, 2012	16		―	170	28		4	218
Net transfers into / (out of) level 3	―		―	―	―		―	―
Purchases, sales, issuances, and
settlements, net	(3)		―	(27)	(4)		(4)	(38)
Realized gain / (loss)	―		―	10	2		―	12
Change in unrealized gains / (losses)
relating to instruments sold during
the period	―		―	(3)	(1)		―	(4)
Change in unrealized gains / (losses)
relating to instruments still held at
the reporting date	3		―	11	1		―	15
Ending balance at Dec. 31, 2013	$16	$	―	$161	$26	$	―	$203